Voya Large Cap Growth Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			14.64%	11.57%	14.50%
Performance Inception Date		Dec. 29, 2006
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.56%	15.32%	18.13%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.33%	12.23%	15.19%
Performance Inception Date		May 02, 2005
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.56%	15.32%	18.13%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.30%	12.23%	15.19%
Performance Inception Date		Nov. 24, 2015
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class R6 | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.56%	15.32%	18.13%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			15.09%	11.96%	14.90%
Performance Inception Date		May 03, 2004
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.56%	15.32%	18.13%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			14.79%	11.77%	14.72%
Performance Inception Date		May 13, 2004
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.56%	15.32%	18.13%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.